Stockholders' Equity and Weighted Average Common Shares Outstanding - Schedule of Components of Diluted Weighted Average Shares Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Weighted average common shares outstanding - basic (in shares)	193,820	198,503	202,511
Effect of dilutive securities - restricted stock units and stock options (in shares)	1,394	1,781	2,080
Weighted average common shares outstanding - diluted (in shares)	195,214	200,284	204,591